SUBSEQUENT EVENTS (Details Narrative) - CAD ($)	Jan. 21, 2022	Jan. 13, 2022	Dec. 31, 2021
Statement [Line Items]
Restricted to non-financial letters of credit			$ 24,000,000
Nonadjusting Event [Member]
Statement [Line Items]
Instalment debt repayment		$ 2,000,000
Initial payment recevied		2,000,000
Additional initial payment recevied		$ 16,000,000
Description of letter of Credit Facility	The 2022 Facility remains subject to letter of credit and standby fees of 2.40% (0.40% on the $9,000,000 covered by pledged cash collateral) and 0.75% respectively.
Restricted to non-financial letters of credit	$ 24,000,000